Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.9	$ 0.8
Stock options [member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.2	0.1
RSUs [member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.5	$ 0.2
Omnibus equity incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	5,225,271		3,617,450